Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 2,419,487,000	€ 2,330,694,000	€ 1,767,596,000	€ 2,731,782,000
Cash and cash equivalents maturity period	Three months or less
Restricted cash and cash equivalents	5,100,000
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,200,000,000	853,500,000
Investments in Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Money market funds	426,700,000	535,000,000
Interest-Bearing Bank Accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 792,800,000	€ 942,200,000
Minimum [Member]
Cash and Cash Equivalents [Line Items]
Maturity period of short-term investments	3 Months
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Maturity period of short-term investments	1 Year